Equity Method Investments (Tables)	12 Months Ended
Dec. 31, 2025
Equity Method Investments and Joint Ventures [Abstract]
Participation percentages, carrying amounts and components of non-consolidated investees
At December 31, 2025 and 2024, we have the following participation in investments that are recorded using the equity method:

	2025	2024
Southern Energy S.A. (“SESA”)	10.0%	—%
Logística e Distribuição de Gás S.A. (“LOGAS”)	58.0%	58.0%
Egyptian Company for Gas Services S.A.E (“ECGS”)	50.0%	50.0%
Aqualung Carbon Capture AS (“Aqualung”)	4.0%	4.4%
NEUSA I S.A. (“Neusa”)	50.0%	—%
Higas Holdings Limited (“Higas”)	25.0%	25.0%
Avenir LNG Limited (“Avenir”)	—%	23.4%

The carrying amounts of our equity method investments as of December 31, 2025 and 2024 are as follows:

(in thousands of $)	2025	2024
SESA	29,426	—
LOGAS	7,562	7,183
ECGS	6,216	5,502
Aqualung	1,794	2,046
Neusa	13	—
Avenir	—	28,934
Total equity method investments	45,011	43,665
The components of our equity method investments are as follows:

(in thousands of $)	2025	2024
Balance as of January 1	43,665	53,982
Additions	30,134	3,948
Net income/(loss)	8,928	(4,668)
Guarantees	—	(957)
Share of other comprehensive income/(loss)	1,427	(579)
Dividends	—	(456)
Net proceeds from disposals	(39,143)	(4,771)
Impairment of equity method investment	—	(2,834)
Balance as of December 31	45,011	43,665